Restructuring Charges (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Total	$ 131,088	$ 70,901	$ 0
2023 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Total	(1,114)	$ 70,901
2024 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Total	$ 132,202